1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

VIA EDGAR

February 27, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 137 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 137 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 137 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of each of Legg Mason Partners Appreciation Fund, Legg Mason Partners Global Equity Fund, Legg Mason Partners Investors Value Fund and Legg Mason Partners Small Cap Growth Fund, each a series of the Trust (each, a “Fund”).

The Amendment is being filed to register Class R1 shares of each Fund. The Amendment also commences the annual updating of each Fund’s prospectus and Statement of Additional Information (each, an “SAI”).

The principal changes made in the Amendment to each Fund’s current prospectus and SAI are to add Class R1 shares to the fee table and expense example and disclosure about the characteristics of Class R1 shares, including the 12b-1 fees, distribution plan and suitability considerations for the Class. On behalf of the Trust, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on April 28, 2009 pursuant to Rule 485(a)(1) under the 1933 Act. Prior to that date, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will incorporate by reference each Fund’s audited financial statements for the fiscal year ended December 31, 2008, the consent of each Fund’s independent registered public accounting firm and performance information for each class of the Fund with one calendar year of operations through December 31, 2008.

NEW YORK     WASHINGTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

February 27, 2009

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo

Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC
Barbara J. Allen, Legg Mason & Co., LLC
Mary C. Carty, Willkie Farr & Gallagher LLP